Property and Equipment, Net (Details Textual) - USD ($)	1 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016
Property and Equipment, Net (Textual)
Depreciation and amortization expense		$ 57,603	$ 38,973